New and amended standards and interpretations	12 Months Ended
Dec. 31, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New and amended standards and interpretations
1.4 New and amended standards and interpretations
On has adopted the following amendments for fiscal year 2024. The amendments did not have a material impact on the consolidated financial statements.

On May 2023, the IASB issued amendments to IAS 12 Income taxes, International Tax Reform - Pillar Two Model Rules. The amendments include a temporary and mandatory exception to the requirements to recognize and disclose information about deferred tax assets and liabilities related to Pillar Two income taxes. The Company has relied on this exception. Refer to note 6.4 Income taxes for the Pillar Two income tax disclosure.

Description	Standard Reference	IASB Effective Date

Classification of Liabilities as Current or Non-current	Amendments to IAS 1	January 1, 2024
Non-current Liabilities with Covenants	Amendments to IAS 1	January 1, 2024
Supplier Finance Arrangements	Amendments to IAS 7 and IFRS 7	January 1, 2024
Sale and Leaseback Transactions	Amendment to IFRS 16	January 1, 2024

On is currently assessing the adoption of the standards listed below (excluding "Amendments to IAS 21") and has not applied any of the following new and revised IFRS Accounting Standards that have been issued by the IASB but are not yet effective. On does not expect Amendments to IAS 21 to have a material impact on the Company`s consolidated financial statements and disclosures.

Description	Standard Reference	IASB Effective Date

The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	Amendments to IAS 21	January 1, 2025
Amendments to the Classification and Measurement of Financial Instruments	Amendments to IFRS 9 and IFRS 7	January 1, 2026
Presentation and Disclosure in Financial Statements	IFRS 18	January 1, 2027

IFRS 18 – Presentation and Disclosures in Financial Statements that will replace International Accounting Standards ("IAS") 1 – Presentation of Financial Statements from its effective date, was issued on April 9, 2024 by the IASB. IFRS 18 introduces new requirements for information presented in the primary financial statements and disclosed in the notes. The accounting standard introduces three new defined categories for income and expenses - operating, investing and financing, and requires all companies to provide certain new defined subtotals. IFRS 18 also requires companies to disclose explanations of company-specific measures that are related to the income statement, referred to as management-defined performance measures. Moreover, the accounting standard sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes and requires companies to provide more transparency about operating expenses. IFRS 18 will be retroactively effective for annual reporting periods beginning on or after January 1, 2027, but early adoption is permitted. On is evaluating the impact of IFRS 18 on the Company's financial statements and disclosures.